Schedule of Investments
(unaudited)
January 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
522 Funding CLO Ltd., Series 2018-3A, Class
AR, (3-mo. CME Term SOFR at 1.04% Floor +
1.30%), 4.97%, 10/20/31
(a) (b)
........... USD 23 $ 23,161
A10 Issuer LLC, Series 2025-FL6, Class A,
(1-mo. CME Term SOFR at 1.47% Floor +
1.47%), 5.15%, 05/15/42
(a) (b)
........... 2,516 2,518,561
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1, (1-mo. CME
Term SOFR at 0.93% Floor + 1.04%), 4.72%,
11/25/34
(a)
....................... 202 205,179
ACRES Commercial Realty Issuer LLC, Series
2026-FL4, Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 0.00%, 08/18/44
(a) (b)
1,385 1,385,575
Affirm Asset Securitization Trust
(b)
Series 2025-X1, Class B, 5.19%, 04/15/30 .. 400 400,956
Series 2025-X2, Class A, 4.45%, 10/15/30 .. 164 164,184
Affirm Master Trust
(b)
Series 2025-1A, Class A, 4.99%, 02/15/33 .. 335 338,370
Series 2025-1A, Class B, 5.13%, 02/15/33 .. 100 100,774
Series 2026-1A, Class A, 4.37%, 02/15/34 .. 177 176,971
Series 2026-1A, Class B, 4.57%, 02/15/34 .. 100 99,991
Ajax Mortgage Loan Trust
(b)
Series 2020-C, Class C, 0.00%, 09/27/60 .. 4 3
Series 2021-C, Class B, 6.72%, 01/25/61
(c)
. 1,116 1,134,286
Series 2021-C, Class C, 0.00%, 01/25/61 .. 2,545 2,716,720
Series 2021-E, Class B3, 3.94%, 12/25/60
(a)
. 378 204,808
Series 2021-E, Class XS, 0.00%, 12/25/60
(a)
4,566 147,592
Series 2021-F, Class A, 5.87%, 06/25/61
(c)
.. 1,342 1,343,095
Series 2021-F, Class B, 6.75%, 06/25/61
(c)
.. 361 359,162
Series 2021-F, Class C, 0.00%, 06/25/61 ... 520 515,079
Series 2021-G, Class A, 5.87%, 06/25/61
(a)
. 1,121 1,120,797
Series 2021-G, Class B, 6.75%, 06/25/61
(a)
. 269 270,980
Series 2021-G, Class C, 0.00%, 06/25/61 .. 458 469,141
AMSR Trust, Series 2023-SFR2, Class F1,
3.95%, 06/17/40
(b)
.................. 600 569,865
Anchorage Capital CLO 19 Ltd., Series 2021-
19A, Class A1R, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.02%, 10/15/38
(a) (b)
. 2,000 2,010,944
Apidos CLO XXXII, Series 2019-32A, Class A1R,
(3-mo. CME Term SOFR at 1.10% Floor +
1.10%), 4.77%, 01/20/33
(a) (b)
........... 200 200,172
Arbor Realty Collateralized Loan Obligation Ltd.,
Series 2025-BTR1, Class A, (1-mo. CME
Term SOFR at 1.93% Floor + 1.93%), 5.60%,
01/20/41
(a) (b)
...................... 347 348,116
AREIT LLC, Series 2023-CRE8, Class A, (1-mo.
CME Term SOFR at 2.11% Floor + 2.11%),
5.79%, 08/17/41
(a) (b)
................. 185 185,047
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo.
CME Term SOFR at 1.69% Floor + 1.69%),
5.37%, 05/17/41
(a) (b)
................. 206 206,239
AREIT Trust, Series 2022-CRE6, Class A, (SOFR
30 day Average at 1.25% Floor + 1.25%),
4.95%, 01/20/37
(a) (b)
................. 278 277,281
Bayview Financial Revolving Asset Trust, Series
2004-B, Class A1, (1-mo. CME Term SOFR at
1.00% Floor + 1.11%), 4.79%, 05/28/39
(a) (b)
. 1,321 1,093,570
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2006-HE8, Class 1A3, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
4.31%, 10/25/36 ................. 544 536,284
Series 2006-HE9, Class M1, (1-mo. CME
Term SOFR at 0.44% Floor + 0.55%),
4.22%, 11/25/36 ................. 582 589,343
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HE2, Class 1A4, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.11%, 03/25/37 ................. USD 669 $ 662,483
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.07%, 03/25/37 ................. 388 368,790
Benefit Street Partners CLO 43 Ltd., Series
2025-43A, Class A, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 5.07%, 10/20/38
(a) (b)
1,000 1,004,196
Benefit Street Partners CLO XXVII Ltd., Series
2022-27A, Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.04%, 10/20/37
(a) (b)
1,000 1,004,520
Birch Grove CLO 8 Ltd., Series 2024-8A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.30%, 04/20/37
(a) (b)
........... 2,000 2,003,518
BSPRT Issuer Ltd., Series 2022-FL8, Class A,
(SOFR 30 day Average at 1.50% Floor +
1.50%), 5.21%, 02/15/37
(a) (b)
........... 105 105,376
BXMT Ltd., Series 2025-FL5, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.31%, 10/18/42
(a) (b)
................. 1,124 1,125,387
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (1-mo. CME Term SOFR
at 0.50% Floor and 14.50% Cap + 0.61%),
4.29%, 02/25/37
(a)
.................. 1,962 1,672,099
CarVal CLO I Ltd., Series 2018-1A, Class AR,
(3-mo. CME Term SOFR at 1.23% Floor +
1.23%), 4.90%, 07/16/31
(a) (b)
........... 896 896,984
Centex Home Equity Loan Trust, Series 2004-D,
Class MV1, (1-mo. CME Term SOFR at 0.93%
Floor + 1.04%), 4.72%, 09/25/34
(a)
....... 382 377,677
CFMT LLC
(a)(b)
Series 2024-HB13, Class M2, 3.00%,
05/25/34 ...................... 750 726,388
Series 2024-HB13, Class M3, 3.00%,
05/25/34 ...................... 1,200 1,150,588
College Avenue Student Loans LLC
(b)
Series 2021-B, Class C, 2.72%, 06/25/52 .. 517 480,370
Series 2021-C, Class C, 3.06%, 07/26/55 .. 109 102,332
Series 2023-A, Class A2, 5.33%, 05/25/55 .. 198 199,477
Compass Datacenters Issuer II LLC, Series
2025-2A, Class A1, 4.93%, 11/25/50
(b)
..... 206 205,075
Compass Datacenters Issuer III LLC, Series
2025-3A, Class A2, 5.29%, 07/25/50
(b)
..... 219 219,778
Countrywide Asset-Backed Certificates, Series
2002-BC3, Class M2, (1-mo. CME Term
SOFR at 1.73% Floor + 1.84%), 5.51%,
05/25/32
(a)
....................... 934 958,058
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.13%,
07/25/37
(a) (b)
...................... 1,280 856,333
Cross Mortgage Trust, Series 2025-CES1, Class
A1A, 5.30%, 11/25/60
(b) (c)
............. 269 271,391
CWABS Asset-Backed Certificates Trust
(a)
Series 2006-18, Class M1, (1-mo. CME Term
SOFR at 0.45% Floor + 0.56%), 4.24%,
03/25/37 ...................... 1,577 1,664,974
Series 2006-22, Class M1, (1-mo. CME Term
SOFR at 0.35% Floor + 0.46%), 4.13%,
05/25/47 ...................... 2,228 2,221,561
Series 2006-26, Class M1, (1-mo. CME Term
SOFR at 0.38% Floor + 0.49%), 4.16%,
06/25/37 ...................... 893 868,655

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-BC3, Class 1A, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.15%,
11/25/47 ...................... USD 507 $ 486,582
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-6, Class 2A4, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 4.69%,
11/25/34
(a)
....................... 8 7,695
DB Master Finance LLC, Series 2025-1A, Class
A2I, 4.89%, 08/20/55
(b)
............... 102 101,780
Deephaven Residential Mortgage Trust, Series
2025-CES1, Class A1A, 5.22%, 10/25/55
(b) (c)
708 714,154
Dryden 55 CLO Ltd., Series 2018-55A, Class
A1, (3-mo. CME Term SOFR at 0.00% Floor +
1.28%), 4.95%, 04/15/31
(a) (b)
........... 154 153,631
EDvestinU Private Education Loan Issue
No. LLC, Series 2021-A, Class A, 1.80%,
11/25/45
(b)
....................... 233 218,570
Ford Credit Auto Owner Trust, Series 2025-1,
Class B, 5.01%, 08/15/37
(b) (c)
........... 232 237,401
Foundation Finance Trust
(b)
Series 2021-1A, Class A, 1.27%, 05/15/41 .. 408 389,327
Series 2024-1A, Class A, 5.50%, 12/15/49 .. 185 189,773
Series 2024-2A, Class B, 4.93%, 03/15/50 .. 712 714,383
Series 2025-1A, Class A, 4.95%, 04/15/50 .. 148 149,335
Series 2025-1A, Class D, 6.09%, 04/15/50 .. 199 198,965
Series 2025-2A, Class D, 5.68%, 04/15/52 .. 208 209,039
Series 2025-2A, Class E, 8.35%, 04/15/52 .. 300 304,595
Series 2025-3A, Class A, 4.56%, 08/15/52 .. 222 223,053
Series 2025-3A, Class B, 4.87%, 08/15/52 .. 100 100,149
Series 2025-3A, Class C, 5.07%, 08/15/52 .. 227 225,837
FS Rialto Issuer LLC, Series 2026-FL11, Class
A, (1-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.15%, 01/19/44
(a) (b)
........... 939 939,388
Goldman Home Improvement Trust Issuer
Trust, Series 2022-GRN2, Class A, 6.80%,
10/25/52
(b)
....................... 157 160,706
GoodLeap Home Improvement Solutions Trust
(b)
Series 2024-1A, Class A, 5.35%, 10/20/46 .. 626 633,514
Series 2025-1A, Class A, 5.38%, 02/20/49 .. 480 487,102
Series 2025-1A, Class B, 6.27%, 02/20/49 .. 192 196,547
Series 2025-2A, Class A, 5.32%, 06/20/49 .. 385 388,517
Series 2025-2A, Class B, 5.98%, 06/20/49 .. 753 764,617
Series 2025-3A, Class A, 5.00%, 10/20/49 .. 333 333,155
GreenSky Home Improvement Issuer Trust
(b)
Series 2024-2, Class A2, 5.25%, 10/27/59 .. 106 105,792
Series 2024-2, Class D, 6.43%, 10/27/59 ... 193 196,752
Series 2025-1A, Class A4, 5.22%, 03/25/60 . 56 57,344
Series 2025-3A, Class A3, 4.52%, 12/27/60 . 126 126,239
GreenSky Home Improvement Trust, Series
2024-1, Class B, 5.87%, 06/25/59
(b)
...... 262 267,352
Greystone CRE Notes 2025 LLC, Series 2025-
HC4, Class A, (1-mo. CME Term SOFR at
1.78% Floor + 1.78%), 5.46%, 10/15/42
(a) (b)
. 1,125 1,123,935
GSAA Home Equity Trust
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.15%,
03/25/36
(a)
..................... 92 25,891
Series 2007-9, Class A2A, 6.50%, 10/25/37 . 819 442,376
GSAA Trust, Series 2007-3, Class 1A1A, (1-mo.
CME Term SOFR at 0.14% Floor + 0.25%),
3.93%, 03/25/47
(a)
.................. 1,847 970,042
Home Partners of America Trust, Series 2021-3,
Class F, 4.24%, 01/17/41
(b)
............ 1,796 1,667,608
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Huntington Bank Auto Credit-Linked Notes,
Series 2025-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.20%), 4.90%,
09/20/33
(a) (b)
...................... USD 213 $ 213,932
INCREF LLC, Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor + 1.73%),
5.40%, 10/19/42
(a) (b)
................. 590 591,519
Jersey Mike's Funding LLC, Series 2026-1A,
Class A2II, 5.48%, 02/15/56
(b)
.......... 413 413,000
Kennedy Lewis CLO 12 Ltd., Series 2023-12A,
Class AR, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.00%, 07/20/38
(a) (b)
...... 2,000 2,008,500
KREF Ltd., Series 2022-FL3, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.12%, 02/17/39
(a) (b)
................. 405 404,790
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(a) (b)
........... 1,190 1,168,470
Lendmark Funding Trust
(b)
Series 2021-2A, Class A, 2.00%, 04/20/32 .. 600 579,788
Series 2024-2A, Class B, 4.86%, 02/21/34 .. 203 203,887
Series 2025-1A, Class A, 4.94%, 09/20/34 .. 149 150,516
Series 2025-1A, Class B, 5.33%, 09/20/34 .. 164 166,401
Series 2025-1A, Class C, 5.68%, 09/20/34 .. 110 111,781
Series 2025-3A, Class A, 4.51%, 05/21/35 .. 211 210,720
Series 2025-3A, Class C, 5.04%, 05/21/35 .. 114 113,945
Long Beach Mortgage Loan Trust
(a)
Series 2006-1, Class 2A4, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 4.39%,
02/25/36 ...................... 590 527,912
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.11%,
08/25/36 ...................... 1,486 586,189
Madison Park Funding LXV Ltd., Series 2025-
65A, Class A1, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 4.97%, 07/16/38
(a) (b)
. 3,000 3,014,454
Madison Park Funding XL-R Ltd., Series 2025-
40RA, Class A, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 5.12%, 10/16/38
(a) (b)
. 2,000 2,009,816
Mariner Finance Issuance Trust
(b)
Series 2021-AA, Class D, 3.83%, 03/20/36 . 381 370,471
Series 2021-BA, Class A, 2.10%, 11/20/36 .. 425 414,216
Series 2024-BA, Class D, 6.36%, 11/20/38 .. 210 215,607
Series 2025-AA, Class A, 4.98%, 05/20/38 .. 372 377,099
Series 2025-AA, Class C, 5.69%, 05/20/38 . 200 202,981
Series 2025-BA, Class A, 4.59%, 11/22/38 .. 100 100,216
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL14, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%), 5.41%,
03/19/39
(a) (b)
...................... 418 419,031
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.09%,
07/25/36
(a)
....................... 385 148,536
Mosaic Solar Loan Trust, Series 2019-2A, Class
A, 2.88%, 09/20/40
(b)
................ 31 27,302
Navient Education Loan Trust
(b)
Series 2025-A, Class B, 5.32%, 07/15/55 ... 205 207,103
Series 2025-A, Class D, 6.03%, 07/15/55 .. 850 855,397
Navient Private Education Loan Trust
(a)(b)
Series 2018-BA, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 0.83%), 4.51%,
12/15/59 ...................... 103 102,839
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.01%), 4.69%,
11/15/68 ...................... 259 258,366

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Navient Private Education Refi Loan Trust
(b)
Series 2019-D, Class A2A, 3.01%, 12/15/59 . USD 119 $ 116,222
Series 2020-CA, Class A2A, 2.15%, 11/15/68 313 302,256
Series 2020-IA, Class A1B, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 4.79%,
04/15/69
(a)
..................... 474 471,205
Series 2021-EA, Class A, 0.97%, 12/16/69 .. 687 623,962
Series 2021-EA, Class B, 2.03%, 12/16/69 . 760 550,201
Navient Refinance Loan Trust, Series 2025-C,
Class A, 4.80%, 10/15/55
(b)
............ 94 94,650
Navient Student Loan Trust
(b)
Series 2018-EA, Class A2, 4.00%, 12/15/59 . 131 131,011
Series 2018-EA, Class B, 4.44%, 12/15/59 . 280 276,225
Series 2019-BA, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.09%), 4.77%,
12/15/59
(a)
..................... 310 309,173
Series 2023-BA, Class A1A, 6.48%, 03/15/72 78 80,195
Nelnet Student Loan Trust
(b)
Series 2021-A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 1.14%), 4.82%,
04/20/62
(a)
..................... 880 880,426
Series 2021-A, Class B1, 2.85%, 04/20/62 .. 250 226,129
Series 2021-A, Class B2, 2.85%, 04/20/62 .. 165 149,245
Series 2021-A, Class C, 3.75%, 04/20/62 .. 170 151,495
Series 2021-BA, Class C, 3.57%, 04/20/62 . 170 150,441
Series 2021-CA, Class AFL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.85%), 4.53%,
04/20/62
(a)
..................... 254 253,742
Series 2021-CA, Class B, 2.53%, 04/20/62 . 269 237,103
Series 2021-CA, Class D, 4.44%, 04/20/62 . 362 320,463
Series 2021-DA, Class B, 2.90%, 04/20/62 . 700 633,330
Series 2025-AA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.10%), 4.81%,
03/15/57
(a)
..................... 270 268,953
Series 2025-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.35%), 5.06%,
05/17/55
(a)
..................... 291 292,956
Series 2025-BA, Class B, 4.98%, 05/17/55 . 176 176,106
Series 2025-BA, Class C, 5.38%, 05/17/55 . 100 100,026
Series 2025-BA, Class D, 6.04%, 05/17/55 . 100 99,437
Series 2025-CA, Class A1B, (SOFR 30 day
Average at 1.35% Floor + 1.35%), 5.05%,
06/22/65
(a)
..................... 103 103,599
Series 2025-CA, Class D, 5.82%, 06/22/65 . 105 103,197
Neuberger Berman Loan Advisers CLO 30 Ltd.,
Series 2018-30A, Class A1R2, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%), 4.91%,
01/20/37
(a) (b)
...................... 2,000 2,006,664
New Residential Mortgage Loan Trust, Series
2022-SFR1, Class F, 4.44%, 02/17/39
(b)
.... 2,739 2,684,867
NYMT Trust, Series 2024-RR1, Class A, 7.37%,
05/25/64
(b) (c)
...................... 876 871,734
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class BR2, (3-mo. CME Term SOFR
at 0.00% Floor + 1.66%), 5.33%, 01/25/31
(a) (b)
267 267,576
OneMain Financial Issuance Trust
(b)
Series 2019-2A, Class C, 3.66%, 10/14/36 .. 300 291,491
Series 2020-2A, Class D, 3.45%, 09/14/35 .. 750 726,127
Series 2023-2A, Class C, 6.74%, 09/15/36 .. 100 103,425
Series 2023-2A, Class D, 7.52%, 09/15/36 .. 880 910,741
Series 2024-1A, Class B, 6.03%, 05/14/41 .. 200 210,439
Series 2025-1A, Class D, 5.79%, 07/14/38 .. 415 419,466
Option One Mortgage Loan Trust
(c)
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37 ...................... 828 719,016
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-FXD1, Class 3A4, 5.86%,
01/25/37 ...................... USD 512 $ 504,448
Palmer Square CLO Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.25% Floor
+ 1.25%), 4.92%, 10/20/38
(a) (b)
.......... 2,000 2,009,244
PFS Financing Corp., Series 2025-B, Class B,
5.14%, 02/15/30
(b)
.................. 484 489,611
Planet Fitness Master Issuer LLC, Series 2025-
1A, Class A2II, 5.65%, 12/06/55
(b)
........ 156 155,778
Point Broadband Funding LLC, Series 2025-1A,
Class B, 5.73%, 07/20/55
(b)
............ 293 295,828
Post CLO Ltd., Series 2024-1A, Class A1, (3-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.27%, 04/20/37
(a) (b)
................. 2,000 2,004,847
Progress Residential Trust
(b)
Series 2021-SFR10, Class F, 4.61%, 12/17/40 1,246 1,218,880
Series 2021-SFR11, Class F, 4.42%, 01/17/39 2,000 1,955,831
Series 2022-SFR1, Class F, 4.88%, 02/17/41 2,500 2,471,867
Series 2022-SFR3, Class F, 6.60%, 04/17/39 1,000 1,003,299
Series 2023-SFR1, Class E1, 6.15%,
03/17/40 ...................... 925 924,639
Series 2026-SFR1, Class E, 4.10%, 02/17/43 1,000 918,281
QTS Issuer ABS II LLC
(b)
Series 2025-1A, Class A2, 5.04%, 10/05/55 . 212 211,002
Series 2026-1A, Class B, 6.73%, 01/05/56 .. 56 56,581
Series 2026-2A, Class A2, 5.85%, 01/05/56 . 72 72,062
RAAC Trust, Series 2006-SP3, Class M3, (1-mo.
CME Term SOFR at 1.35% Floor and 14.00%
Cap + 1.46%), 5.14%, 08/25/36
(a)
........ 1,144 1,191,006
Race Point X CLO Ltd., Series 2016-10A, Class
B2R, (3-mo. CME Term SOFR at 0.00% Floor
+ 1.91%), 5.58%, 07/25/31
(a) (b)
.......... 443 444,006
RASC Trust, Series 2006-EMX9, Class 1A4,
(1-mo. CME Term SOFR at 0.24% Floor and
14.00% Cap + 0.35%), 4.27%, 11/25/36
(a)
.. 1,097 923,619
Regatta 31 Funding Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.17% Floor +
1.17%), 4.84%, 03/25/38
(a) (b)
........... 1,400 1,403,811
Regional Management Issuance Trust
(b)
Series 2024-1, Class B, 6.45%, 07/15/36 ... 200 205,247
Series 2024-1, Class D, 7.46%, 07/15/36 ... 205 210,503
Series 2024-2, Class A, 5.11%, 12/15/33 ... 525 528,672
Series 2024-2, Class B, 5.49%, 12/15/33 ... 444 448,026
Series 2024-2, Class C, 5.74%, 12/15/33 ... 170 171,618
Series 2024-2, Class D, 6.33%, 12/15/33 ... 250 252,273
Series 2025-1, Class B, 5.53%, 04/17/34 ... 110 111,215
Series 2025-2, Class A, 4.59%, 11/16/37 ... 131 130,740
Republic Finance Issuance Trust
(b)
Series 2024-A, Class C, 7.28%, 08/20/32 .. 210 216,098
Series 2025-A, Class A, 4.59%, 11/20/34 ... 230 230,516
Retained Vantage Data Centers Issuer LLC,
Series 2025-1A, Class A2A, 5.09%,
08/15/50
(b)
....................... 156 154,215
Sandstone Peak III Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.30%, 04/25/37
(a) (b)
........... 2,000 2,003,484
Sculptor CLO XXIX Ltd., Series 29A, Class AR,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.04%, 07/22/38
(a) (b)
........... 2,000 2,011,388
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2B, (1-mo. CME
Term SOFR at 0.54% Floor + 0.65%), 4.33%,
02/25/37
(a)
....................... 1,811 727,281
Sesac Finance LLC, Series 2025-1, Class A2,
5.50%, 07/25/55
(b)
.................. 160 158,655

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Silver Point CLO 11 Ltd., Series 2025-11A, Class
A1, (3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 07/15/38
(a) (b)
........... USD 1,000 $ 1,005,492
Silver Point CLO 12 Ltd., Series 2025-12A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.29%, 10/15/38
(a) (b)
........... 2,000 2,008,000
Silver Point CLO 6 Ltd., Series 2024-6A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 10/15/37
(a) (b)
........... 1,000 1,003,718
Silver Point CLO 7 Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 01/15/38
(a) (b)
........... 1,750 1,756,876
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.92%, 10/17/38
(a) (b)
...... 2,000 2,007,785
SLM Private Credit Student Loan Trust, Series
2004-B, Class A4, (3-mo. CME Term SOFR at
0.00% Floor + 0.69%), 4.41%, 09/15/33
(a)
.. 498 492,565
SMB Private Education Loan Trust
(b)
Series 2017-B, Class B, 3.50%, 12/16/41 ... 445 439,456
Series 2018-A, Class A2A, 3.50%, 02/15/36 . 212 211,661
Series 2018-C, Class A2A, 3.63%, 11/15/35 . 184 183,440
Series 2019-B, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.11%), 4.79%,
06/15/37
(a)
..................... 226 226,342
Series 2019-B, Class B, 3.56%, 06/15/43 ... 406 390,622
Series 2020-B, Class B, 2.76%, 07/15/53 ... 250 229,027
Series 2021-A, Class A2A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.84%), 4.52%,
01/15/53
(a)
..................... 422 417,807
Series 2021-A, Class APL, (1M Sofr FWD +
0.84%), 4.59%, 01/15/53
(a)
.......... 256 253,366
Series 2021-A, Class B, 2.31%, 01/15/53 ... 94 92,421
Series 2021-A, Class C, 2.99%, 01/15/53 .. 111 98,452
Series 2021-C, Class B, 2.30%, 01/15/53 .. 79 77,199
Series 2023-B, Class A1B, (SOFR 30 day
Average at 1.80% Floor + 1.80%), 5.51%,
10/16/56
(a)
..................... 160 162,722
Series 2023-C, Class A1B, (SOFR 30 day
Average at 1.55% Floor + 1.55%), 5.26%,
11/15/52
(a)
..................... 109 110,084
Series 2024-A, Class B, 5.88%, 03/15/56 ... 800 822,828
SoFi Consumer Loan Program Trust
(b)
Series 2025-1, Class A, 4.80%, 02/27/34 ... 266 267,209
Series 2025-1, Class B, 5.12%, 02/27/34 ... 100 101,595
SoFi Professional Loan Program LLC, Series
2019-C, Class BFX, 3.05%, 11/16/48
(b)
.... 373 338,577
SoFi Professional Loan Program Trust, Series
2021-B, Class AFX, 1.14%, 02/15/47
(b)
.... 198 174,012
Sound Point CLO VI-R Ltd., Series 2014-2RA,
Class A, (3-mo. CME Term SOFR at 1.25%
Floor + 1.51%), 5.18%, 10/20/31
(a) (b)
...... 808 808,433
Sound Point CLO V-R Ltd., Series 2014-1RA,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 5.08%, 07/18/31
(a) (b)
...... 67 66,901
Sounds Point CLO IV-R Ltd., Series 2013-3RA,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 5.08%, 04/18/31
(a) (b)
...... 611 610,620
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(b)
............ 76 76,632
Structured Asset Securities Corp. Mortgage Loan
Trust, Series 2007-MN1A, Class A1, (1-mo.
CME Term SOFR at 0.46% Floor + 0.57%),
4.25%, 01/25/37
(a) (b)
................. 1,028 591,784
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Summit Issuer LLC, Series 2025-1A, Class A2,
5.21%, 11/20/55
(b)
.................. USD 147 $ 148,150
Taco Bell Funding LLC, Series 2025-1A, Class
A2I, 4.82%, 08/25/55
(b)
............... 219 217,893
UPG HI Issuer Trust, Series 2025-2, Class A,
5.00%, 09/25/47
(b)
.................. 95 95,316
Upgrade Master Pass-Thru Trust
(b)
Series 2025-ST4, Class A, 5.50%, 08/16/32 . 79 79,505
Series 2025-ST5, Class B, 5.25%, 09/15/32 . 144 144,530
Series 2025-ST6, Class B, 5.10%, 10/15/32 . 211 211,377
Series 2025-ST7, Class A, 4.55%, 11/15/32 . 96 95,771
Series 2025-ST8, Class C, 5.25%, 12/15/33 . 228 228,373
UPX HIL Issuer Trust, Series 2025-1, Class A,
5.16%, 01/25/47
(b)
.................. 179 180,287
Vista Point Securitization Trust, Series 2025-
CES3, Class A1, 5.30%, 11/25/55
(b) (c)
..... 760 763,922
Voya CLO Ltd., Series 2021-1A, Class AR,
(3-mo. CME Term SOFR at 1.00% Floor +
1.00%), 4.67%, 07/15/34
(a) (b)
........... 1,135 1,136,472
Warwick Capital CLO 7 Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.25%, 10/21/38
(a) (b)
...... 2,000 2,010,074
Washington Mutual Asset-Backed Certificates
Trust
(a)
Series 2007-HE1, Class 2A3, (1-mo. CME
Term SOFR at 0.41% Floor + 0.41%),
4.09%, 01/25/37 ................. 1,113 503,872
Series 2007-HE2, Class 2A1, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
3.99%, 02/25/37 ................. 2,809 875,699
Series 2007-HE2, Class 2A3, (1-mo. CME
Term SOFR at 0.61% Floor + 0.61%),
4.29%, 04/25/37 ................. 1,257 454,302
Wireless PropCo Funding LLC, Series 2025-1A,
Class B, 4.30%, 06/25/55
(b)
............ 448 428,539
Total Asset-Backed Securities — 28 .2%
(Cost: $ 130,917,893 ) .............................. 133,271,759
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 20.8%
ACRA Trust
(a)(b)
Series 2024-NQM1, Class B1, 8.15%,
10/25/64 ...................... 1,000 1,026,227
Series 2024-NQM1, Class M1B, 7.19%,
10/25/64 ...................... 1,000 1,018,047
Alternative Loan Trust
Series 2005-54CB, Class 3A1, 5.13%,
11/25/35 ...................... 1,049 517,441
Series 2005-55CW, Class 2A3, (1-mo. CME
Term SOFR at 0.35% Floor and 7.50%
Cap + 0.46%), 4.14%, 11/25/35
(a)
...... 538 389,493
Series 2005-79CB, Class A1, (1-mo. CME
Term SOFR at 0.55% Floor and 5.50%
Cap + 0.66%), 4.34%, 01/25/36
(a)
...... 1,676 780,721
Series 2006-45T1, Class 2A7, (1-mo. CME
Term SOFR at 0.34% Floor and 7.00%
Cap + 0.45%), 4.13%, 02/25/37
(a)
...... 1,500 587,684
Series 2006-6CB, Class 2A10, 6.00%,
05/25/36 ...................... 1,938 690,922
Series 2006-9T1, Class A4, 5.75%, 05/25/36 1,680 605,547
Series 2006-J4, Class 2A1, 6.00%, 07/25/36 1,512 835,067
Series 2007-19, Class 1A34, 6.00%, 08/25/37 734 331,713

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT at
0.94% Floor + 0.94%), 4.61%, 10/25/46
(a)
.. USD 1,167 $ 774,206
Angel Oak Mortgage Trust
(a)(b)
Series 2021-5, Class A1, 0.95%, 07/25/66 .. 2,631 2,301,607
Series 2025-11, Class A1, 4.97%, 10/25/70 . 887 890,051
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 4.53%, 10/25/35
(a)
.......... 57 54,005
Barclays Mortgage Loan Trust, Series 2025-
NQM3, Class A1, 5.64%, 05/25/65
(a) (b)
..... 663 670,675
Barclays Mortgage Trust
(b)
Series 2021-NPL1, Class A, 5.00%,
11/25/51
(c)
..................... 1,036 1,036,318
Series 2021-NPL1, Class B, 7.63%,
11/25/51
(c)
..................... 185 185,593
Series 2021-NPL1, Class C, 0.00%, 11/25/51 365 508,541
BCAP LLC Trust, Series 2012-RR3, Class 3A8,
3.82%, 07/26/37
(a) (b)
................. 1,120 1,013,400
Bear Stearns ALT-A Trust, Series 2007-1, Class
1A1, (1-mo. CME Term SOFR at 0.32% Floor
and 11.50% Cap + 0.43%), 4.11%, 01/25/47
(a)
492 429,482
BRAVO Residential Funding Trust
(b)
Series 2023-NQM6, Class B1, 7.97%,
09/25/63
(a)
..................... 500 504,983
Series 2025-NQM2, Class B1, 7.29%,
11/25/64
(a)
..................... 500 510,395
Series 2025-NQM2, Class B2, 7.29%,
11/25/64
(a)
..................... 500 500,625
Series 2025-NQM6, Class A1, 5.33%,
06/25/65
(c)
..................... 620 626,058
Series 2025-NQM7, Class A1, 5.46%,
07/25/65
(a)
..................... 541 546,825
CFMT LLC
(a)(b)
Series 2024-HB14, Class M2, 3.00%,
06/25/34 ...................... 236 228,593
Series 2024-HB14, Class M3, 3.00%,
06/25/34 ...................... 459 442,463
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36 1,127 401,393
Series 2007-S2, Class 1A9, 6.00%, 03/25/37 1,686 866,318
Series 2007-S6, Class 1A1, 6.00%, 12/25/37 2,878 1,115,840
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 ................... 1,866 578,690
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 17 16,915
Series 2006-17, Class A6, 6.00%, 12/25/36 . 1,002 434,055
Series 2006-21, Class A11, 5.75%, 02/25/37 1,155 473,042
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 4.63%,
04/25/46
(a)
..................... 1,242 334,828
Series 2007-8, Class 1A4, 6.00%, 01/25/38 . 321 129,885
CIM Trust
(b)
Series 2019-J2, Class B6, 3.76%, 10/25/49
(a)
1,825 988,931
Series 2025-I1, Class B1B, 7.53%, 10/25/69
(a)
1,000 1,012,282
Series 2025-NR1, Class A1, 5.00%,
06/25/64
(c)
..................... 817 816,337
Citigroup Mortgage Loan Trust
(a)
Series 2004-UST1, Class A4, 6.53%,
08/25/34 ...................... 216 204,477
Series 2007-6, Class 1A2A, 3.94%, 03/25/37 1,236 895,515
Series 2015-A, Class B4, 4.50%, 06/25/58
(b)
. 735 698,899
CitiMortgage Alternative Loan Trust, Series 2007-
A5, Class 1A6, 6.00%, 05/25/37 ......... 404 372,076
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust
(b)
Series 2022-3, Class B2, 4.22%, 02/25/67
(a)
. USD 1,631 $ 1,386,494
Series 2024-INV4, Class B1, 7.20%,
05/25/69
(a)
..................... 500 508,113
Series 2025-11, Class A1, 5.05%, 11/25/70
(a)
953 957,713
Series 2025-6, Class A1, 5.53%, 08/25/70
(c)
. 707 714,886
Series 2025-7, Class A1, 5.47%, 06/25/70
(c)
. 362 366,174
Series 2025-8, Class A1, 5.48%, 08/25/70
(c)
. 546 552,533
Series 2025-INV2, Class B1, 7.10%,
02/25/70
(a)
..................... 369 374,114
Cross Mortgage Trust
(b)
Series 2025-H1, Class B1A, 6.83%,
02/25/70
(a)
..................... 253 257,175
Series 2025-H2, Class B1B, 7.64%,
03/25/70
(a)
..................... 400 404,769
Series 2025-H8, Class A1A, 5.00%,
11/25/70
(c)
..................... 962 967,068
CSMC Trust
(b)
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37 ...................... 434 452,651
Series 2015-6R, Class 5A2, (1-mo. CME Term
SOFR at 0.18% Floor + 0.29%), 3.97%,
03/27/36
(a)
..................... 1,228 971,683
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
..................... 774 771,775
Deephaven Residential Mortgage Trust, Series
2025-INV1, Class A1, 5.09%, 11/25/60
(a) (b)
.. 840 844,541
Deutsche Mortgage Securities, Inc., Series 2006-
PR1, Class CWA1, 6.00%, 06/25/35
(a) (b)
.... 1,811 880,339
EFMT
(b)
Series 2025-NQM3, Class A1, 5.49%,
08/25/70
(c)
..................... 680 687,715
Series 2025-NQM5, Class A1, 5.03%,
11/25/70
(a)
..................... 1,228 1,234,192
Series 2026-NQM1, Class A1, 4.77%,
02/25/71
(a)
..................... 1,490 1,489,540
Ellington Financial Mortgage Trust
(a)(b)
Series 2023-1, Class B1, 6.67%, 02/25/68 .. 1,000 996,629
Series 2025-INV1, Class B1, 7.18%, 03/25/70 265 268,430
Gaea Mortgage Loan Trust, Series 2025-A, Class
A, 6.75%, 02/25/30
(a) (b)
............... 605 594,381
GCAT Trust
(b)
Series 2022-NQM2, Class M1, 4.20%,
02/25/67
(a)
..................... 1,000 845,492
Series 2025-NQM3, Class A1, 5.55%,
05/25/70
(c)
..................... 666 673,832
Series 2025-NQM4, Class A1, 5.53%,
06/25/70
(c)
..................... 674 682,694
GS Mortgage-Backed Securities Corp. Trust,
Series 2025-NQM6, Class A1, 5.02%,
02/25/66
(b) (c)
...................... 827 830,196
GS Mortgage-Backed Securities Trust
(b)(c)
Series 2025-DSC2, Class A1, 5.04%,
01/25/66 ...................... 695 698,109
Series 2025-NQM2, Class A1, 5.65%,
06/25/65 ...................... 403 408,326
Series 2025-NQM5, Class A1, 5.01%,
07/25/65 ...................... 503 504,562
Series 2025-RPL3, Class A1, 4.10%, 07/25/65 717 703,245
GSMPS Mortgage Loan Trust, Series 2005-RP2,
Class 1AF, (1-mo. CME Term SOFR at 0.35%
Floor + 0.46%), 4.14%, 03/25/35
(a) (b)
...... 665 623,197
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 ........... 473 439,503

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Homes Trust
(a)(b)
Series 2025-NQM1, Class B1, 7.23%,
01/25/70 ...................... USD 393 $ 398,042
Series 2025-NQM5, Class A1, 5.03%,
09/25/70 ...................... 701 704,734
Impac Secured Assets Trust
(a)
Series 2006-1, Class 1A2B, (1-mo. CME Term
SOFR at 0.40% Floor and 11.50% Cap +
0.51%), 4.19%, 05/25/36 ........... 237 204,158
Series 2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.13%,
11/25/36 ...................... 708 653,839
Imperial Fund Mortgage Trust, Series 2022-
NQM3, Class A3, 4.41%, 05/25/67
(a) (b)
..... 1,130 1,013,044
IndyMac IMSC Mortgage Loan Trust, Series
2007-F2, Class 1A4, 6.00%, 07/25/37 ..... 710 482,049
IndyMac INDX Mortgage Loan Trust
(a)
Series 2005-AR23, Class 6A1, 3.81%,
11/25/35 ...................... 623 587,324
Series 2005-AR31, Class 2A1, 4.67%,
01/25/36 ...................... 948 941,275
Series 2006-AR15, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.03%, 07/25/36 ................. 493 491,559
J.P. Morgan Mortgage Trust
(a)(b)
Series 2019-9, Class B6, 3.65%, 05/25/50 .. 2,312 1,326,651
Series 2021-INV5, Class B6, 2.95%, 12/25/51 1,432 774,297
Series 2022-LTV1, Class M1, 3.51%, 07/25/52 600 399,408
Series 2024-VIS1, Class B2, 8.05%, 07/25/64 532 536,880
Series 2025-NQM3, Class A1, 5.50%,
11/25/65 ...................... 671 678,711
Series 2025-VIS2, Class A1, 5.38%, 12/25/55 723 730,119
Lehman XS Trust, Series 2007-16N, Class AF2,
(1-mo. CME Term SOFR at 1.90% Floor +
2.01%), 5.69%, 09/25/47
(a)
............ 763 1,081,895
MCM Associates Ltd.
(d)
  0.00%, 09/25/31
(e)
................. 518 421,832
  2.50%, 09/25/31 .................. 676 640,480
MFA Trust
(b)
Series 2022-NQM1, Class M1, 4.30%,
12/25/66
(a)
..................... 500 448,615
Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(c)
..................... 1,265 1,266,817
Series 2025-NQM3, Class A1, 5.26%,
08/25/70
(c)
..................... 706 710,997
Series 2025-NQM3, Class M1, 6.13%,
08/25/70
(a)
..................... 237 240,031
Morgan Stanley Residential Mortgage Loan
Trust
(a)(b)
Series 2025-DSC2, Class A1, 5.44%,
07/25/70 ...................... 720 728,075
Series 2025-NQM1, Class B1A, 6.94%,
11/25/69 ...................... 323 327,998
Series 2025-NQM5, Class A1, 5.44%,
07/25/70 ...................... 665 671,897
NCMF Trust, 8.44%, 06/10/33
(a) (b)
.......... 206 209,425
New Residential Mortgage Loan Trust
(b)
Series 2020-RPL1, Class B3, 3.83%,
11/25/59
(a)
..................... 2,500 2,000,988
Series 2024-NQM2, Class A2, 5.37%,
09/25/64
(c)
..................... 1,495 1,503,490
Series 2025-NQM1, Class B1, 6.92%,
01/25/65
(a)
..................... 789 804,805
Series 2025-NQM1, Class B2, 7.03%,
01/25/65
(a)
..................... 394 388,423
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM3, Class A1, 5.53%,
05/25/65
(a)
..................... USD 818 $ 830,214
Series 2025-NQM4, Class A1, 5.35%,
07/25/65
(a)
..................... 678 684,646
NRZT, Series 2025-NQM6, Class A1, 5.09%,
10/25/65
(a) (b)
...................... 954 959,597
NYMT Loan Trust, Series 2025-CP1, Class A1,
3.75%, 11/25/69
(a) (b)
................. 705 685,955
PRPM Trust, Series 2025-NQM5, Class A1A,
5.18%, 10/25/70
(b) (c)
................. 725 733,187
RALI Trust
(a)
Series 2007-QH5, Class AII, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.25%, 06/25/37 ................. 877 382,741
Series 2007-QO2, Class A1, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
3.94%, 02/25/47 ................. 1,162 342,204
Series 2007-QS1, Class 1A5, (1-mo. CME
Term SOFR at 0.55% Floor and 6.00%
Cap + 0.66%), 4.34%, 01/25/37 ....... 806 602,139
Reperforming Loan REMIC Trust, Series 2005-
R3, Class AF, (1-mo. CME Term SOFR at
0.40% Floor and 9.50% Cap + 0.51%), 4.19%,
09/25/35
(a) (b)
...................... 84 69,504
Residential Asset Securitization Trust
(a)
Series 2006-A7CB, Class 2A2, (1-mo. CME
Term SOFR at 0.55% Floor and 6.50%
Cap + 0.66%), 4.34%, 07/25/36 ....... 2,610 439,474
Series 2006-A7CB, Class 2A5, (1-mo. CME
Term SOFR at 0.25% Floor and 7.00%
Cap + 0.36%), 4.04%, 07/25/36 ....... 572 87,927
Series 2006-A7CB, Class 2A6, (1-mo. CME
Term SOFR at 0.00% Floor and 54.00%
Cap + 53.08%), 23.70%, 07/25/36 ..... 459 392,172
Residential Mortgage Loan Trust
(a)(b)
Series 2019-2, Class B2, 6.04%, 05/25/59 .. 1,000 993,855
Series 2019-3, Class B2, 5.66%, 09/25/59 .. 1,000 1,002,763
Series 2021-1R, Class A1, 0.86%, 01/25/65 . 127 123,687
RFMSI Trust
(a)
Series 2005-SA3, Class 1A, 4.16%, 08/25/35 1,396 542,711
Series 2006-SA2, Class 2A1, 5.52%, 08/25/36 87 57,811
RMF Buyout Issuance Trust, Series 2021-HB1,
Class M6, 6.00%, 11/25/31
(a) (b)
.......... 1,027 928,344
Saluda Grade Alternative Mortgage Trust, Series
2024-RTL4, Class A1, 7.50%, 02/25/30
(b) (c)
.. 348 348,075
Santander Mortgage Asset Receivable Trust
(b)
Series 2025-NQM3, Class A1, 5.60%,
05/25/65
(c)
..................... 581 587,953
Series 2025-NQM6, Class A1, 5.14%,
11/25/65
(a)
..................... 943 948,467
Seasoned Loans Structured Transaction Trust
(a)(b)
Series 2020-2, Class M1, 4.75%, 09/25/60 .. 1,058 1,052,903
Series 2020-3, Class M1, 4.75%, 04/26/60 .. 812 805,383
Spruce Hill Mortgage Loan Trust
(b)
Series 2020-SH2, Class B1, 5.00%,
06/25/55
(a)
..................... 2,129 2,101,788
Series 2022-SH1, Class A1A, 4.10%,
07/25/57
(c)
..................... 992 988,354
Verus Securitization Trust
(b)
Series 2023-2, Class B1, 7.39%, 03/25/68
(a)
. 500 499,494
Series 2023-4, Class B1, 8.01%, 05/25/68
(a)
. 500 501,953
Series 2023-INV1, Class M1, 7.44%,
02/25/68
(a)
..................... 1,200 1,195,816
Series 2024-2, Class B2, 8.68%, 02/25/69
(a)
. 500 507,910
Series 2025-2, Class B1, 6.97%, 03/25/70 .. 500 505,922

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through
Certificates Trust
Series 2005-11, Class A7, 5.75%, 01/25/36 . USD 946 $ 810,660
Series 2005-9, Class 5A1, 5.50%, 11/25/35 . 898 739,163
Series 2006-2, Class 2CB, 6.50%, 03/25/36 . 624 418,823
Series 2006-2, Class 3CB, 6.00%, 03/25/36 . 932 736,100
Series 2006-6, Class 3CB1, 7.00%, 08/25/36 2,499 974,570
Series 2006-AR8, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.85% Floor + 0.85%), 4.52%,
10/25/46
(a)
..................... 96 85,403
Series 2007-5, Class A3, 7.00%, 06/25/37 .. 185 153,625
Series 2007-OA1, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.70% Floor + 0.70%),
4.37%, 02/25/47
(a)
................ 564 526,282
Series 2007-OA5, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.25% Floor + 0.80%), 4.47%,
06/25/47
(a)
..................... 1,314 1,113,508
Wells Fargo Alternative Loan Trust, Series 2007-
PA1, Class A1, (1-mo. CME Term SOFR at
0.32% Floor and 7.00% Cap + 0.43%), 4.11%,
03/25/37
(a)
....................... 1,109 932,812
Western Alliance Bank
(a)(b)
Series 2021-CL2, Class M1, (SOFR 30 day
Average at 0.00% Floor + 3.15%), 6.85%,
07/25/59 ...................... 406 425,201
Series 2021-CL2, Class M2, (SOFR 30 day
Average at 0.00% Floor + 3.70%), 7.40%,
07/25/59 ...................... 581 617,361
98,240,551
Commercial Mortgage-Backed Securities — 34.3%
1211 Avenue of the Americas Trust, Series 2015-
1211, Class A1A2, 3.90%, 08/10/35
(b)
..... 370 358,900
1301 Trust, Series 2025-1301, Class F, 8.10%,
08/11/42
(a) (b)
...................... 369 378,368
1345T
(a)(b)
Series 2025-AOA, Class A, (1-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.28%,
06/15/42 ...................... 1,595 1,600,981
Series 2025-AOA, Class E, (1-mo. CME Term
SOFR at 4.50% Floor + 4.50%), 8.18%,
06/15/42 ...................... 775 780,832
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.09%, 09/15/34
(a) (b)
. 237 234,928
ALA Trust
(a)(b)
Series 2025-OANA, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
5.42%, 06/15/40 ................. 1,171 1,180,515
Series 2025-OANA, Class D, (1-mo. CME
Term SOFR at 3.09% Floor + 3.09%),
6.77%, 06/15/40 ................. 216 217,619
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class E, 1.75%, 05/15/53
(b)
750 620,162
ARES Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 5.37%, 07/15/41
(a) (b)
. 1,090 1,092,044
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.12%,
10/15/34
(a) (b)
...................... 1,060 1,060,994
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Ashford Hospitality Trust
(a)(b)
Series 2018-ASHF, Class D, (1-mo. CME
Term SOFR at 2.23% Floor + 2.27%),
5.95%, 04/15/35 ................. USD 280 $ 276,500
Series 2018-ASHF, Class E, (1-mo. CME
Term SOFR at 3.23% Floor + 3.27%),
6.95%, 04/15/35 ................. 229 225,851
Atrium Hotel Portfolio Trust
(a)(b)
Series 2024-ATRM, Class A, 5.59%, 11/10/29 440 449,457
Series 2024-ATRM, Class E, 9.52%, 11/10/29 365 376,573
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.33%, 08/15/42 ................. 1,524 1,528,374
Series 2025-ATRM, Class F, (1-mo. CME
Term SOFR at 5.50% Floor + 5.50%),
9.18%, 08/15/42 ................. 210 209,600
Series 2025-ATRM, Class G, (1-mo. CME
Term SOFR at 6.75% Floor + 6.75%),
10.43%, 08/15/42 ................ 186 185,655
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41 420 435,778
Series 2024-MAR, Class C, 7.77%, 12/10/41 525 551,493
Series 2024-MAR, Class D, 9.20%, 12/10/41 1,000 1,053,439
BAMLL Commercial Mortgage Securities Trust,
Series 2025-NASH, Class A, (1-mo. CME
Term SOFR at 1.80% Floor + 1.80%), 5.48%,
09/15/40
(a) (b)
...................... 771 772,446
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.03%,
08/15/39 ...................... 305 305,493
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.53%,
02/15/42 ...................... 450 450,387
BANK
Series 2021-BN33, Class A3, 2.02%, 05/15/64 235 220,503
Series 2021-BN35, Class A5, 2.29%, 06/15/64 730 650,121
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.48%, 05/15/35
(a) (b)
........... 829 829,243
Bayview Commercial Asset Trust
(a)(b)
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.24%,
10/25/36 ...................... 403 389,102
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.46%), 4.13%,
12/25/36 ...................... 394 378,908
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 4.60%,
03/15/37
(a) (b)
.................... 421 402,075
Series 2018-TALL, Class B, (1-mo. CME Term
SOFR at 1.12% Floor + 1.17%), 4.85%,
03/15/37
(a) (b)
.................... 150 138,013
Series 2020-C7, Class A5, 2.04%, 04/15/53 . 1,950 1,765,401
Series 2022-C17, Class A5, 4.44%, 09/15/55 300 295,835
Series 2022-C18, Class ASB, 5.95%,
12/15/55
(a)
..................... 650 685,530
Series 2024-C24, Class A5, 5.42%, 02/15/57 2,190 2,284,702
Series 2024-C26, Class A5, 5.83%, 05/15/57 700 749,378
Series 2024-C30, Class A5, 5.53%, 11/15/57 200 209,827
Series 2025-5C37, Class B, 5.78%,
09/15/58
(a)
..................... 500 515,088
Series 2025-C39, Class A5, 5.30%, 12/15/58 200 206,234

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%,
07/15/51
(a)
..................... USD 49 $ 49,392
Series 2018-B5, Class A4, 4.21%, 07/15/51 . 550 549,079
Series 2025-B41, Class A5, 5.41%, 07/15/68 400 414,350
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
11/15/41 ...................... 260 260,569
Series 2024-UNIV, Class E, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.32%,
11/15/41 ...................... 210 211,444
Series 2025-5MW, Class A, 4.67%, 10/10/42 1,125 1,129,069
Series 2025-5MW, Class F, 9.83%, 10/10/42 550 565,889
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.18%,
11/15/42 ...................... 1,687 1,692,799
Series 2025-660F, Class D, (1-mo. CME Term
SOFR at 2.75% Floor + 2.75%), 6.43%,
11/15/42 ...................... 160 161,050
BFLD Mortgage Trust
(a)(b)
Series 2024-VICT, Class A, (1-mo. CME Term
SOFR at 1.89% Floor + 1.89%), 5.57%,
07/15/41 ...................... 650 652,844
Series 2024-WRHS, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.17%, 07/15/39 ................. 955 955,403
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
7.50%, 10/15/35
(a) (b)
................. 120 1,495
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.53%, 08/15/42
(a) (b)
. 1,500 1,509,375
BMP
(a)(b)
Series 2024-MF23, Class A, (1-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 5.05%,
06/15/41 ...................... 1,055 1,055,989
Series 2024-MF23, Class E, (1-mo. CME
Term SOFR at 3.39% Floor + 3.39%),
7.07%, 06/15/41 ................. 150 150,750
BOCA Commercial Mortgage Trust, Series 2025-
BOCA, Class A, (1-mo. CME Term SOFR at
1.60% Floor + 1.60%), 5.28%, 12/15/42
(a) (b)
. 840 845,250
BPR Commercial Mortgage Trust
(a)(b)
Series 2024-PARK, Class D, 7.23%, 11/05/39 231 240,469
Series 2025-STAR, Class A, 5.11%, 11/05/42 860 866,213
Series 2025-STAR, Class C, 6.06%, 11/05/42 800 802,037
BPR Mortgage Trust, Series 2025-ALDR, Class
A, 5.67%, 06/05/42
(b)
................ 618 638,927
BPR Trust
(a)(b)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 4.85%,
09/15/38 ...................... 1,000 999,544
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 7.40%,
09/15/38 ...................... 750 743,928
Series 2022-SSP, Class A, (1-mo. CME Term
SOFR at 3.00% Floor + 3.00%), 6.68%,
05/15/39 ...................... 370 369,769
BRCK Trust
(a)(b)
Series 2025-830B, Class A, 4.96%, 12/10/42 536 538,071
Series 2025-830B, Class F, 8.40%, 12/10/42 350 361,706
BRES Commercial Mortgage Trust, Series
2025-ATCAP, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
11/15/42
(a) (b)
...................... 789 792,198
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BSTN Commercial Mortgage Trust, Series 2025-
1C, Class A, 5.55%, 06/15/44
(a) (b)
........ USD 365 $ 374,907
BWAY Mortgage Trust
(b)
Series 2013-1515, Class C, 3.45%, 03/10/33 250 230,635
Series 2013-1515, Class F, 3.93%, 03/10/33
(a)
150 127,505
BWAY Trust, Series 2025-1535, Class A, 6.52%,
05/05/42
(a) (b)
...................... 293 302,114
BX Commercial Mortgage Trust
(b)
Series 2020-VIV3, Class B, 3.54%, 03/09/44
(a)
683 650,184
Series 2020-VIV4, Class A, 2.84%, 03/09/44 1,370 1,278,157
Series 2022-CSMO, Class B, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
6.82%, 06/15/27
(a)
................ 185 185,230
Series 2022-LP2, Class B, (1-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 4.99%,
02/15/39
(a)
..................... 1,085 1,084,661
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.44%,
12/09/40
(a)
..................... 852 852,425
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
10/15/41
(a)
..................... 1,698 1,699,871
Series 2024-AIR2, Class B, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 5.47%,
10/15/41
(a)
..................... 480 480,639
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.37%,
08/15/41
(a)
..................... 1,279 1,281,994
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
6.56%, 10/15/41
(a)
................ 280 280,700
Series 2024-BRBK, Class B, (1-mo. CME
Term SOFR at 3.93% Floor + 3.93%),
7.60%, 10/15/41
(a)
................ 125 125,625
Series 2024-KING, Class A, (1-mo. CME Term
SOFR at 1.54% Floor + 1.54%), 5.22%,
05/15/34
(a)
..................... 385 385,173
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.32%, 05/15/41
(a)
................ 300 300,117
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
02/15/39
(a)
..................... 868 868,830
Series 2024-MF, Class E, (1-mo. CME Term
SOFR at 3.74% Floor + 3.74%), 7.42%,
02/15/39
(a)
..................... 251 252,726
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.22%, 06/15/37
(a)
................ 740 740,366
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
02/15/39
(a)
..................... 849 849,683
Series 2024-XL4, Class D, (1-mo. CME Term
SOFR at 3.14% Floor + 3.14%), 6.82%,
02/15/39
(a)
..................... 238 237,948
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.07%,
03/15/41
(a)
..................... 575 575,689
Series 2025-BCAT, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.06%,
08/15/42
(a)
..................... 1,552 1,554,362
Series 2025-JDI, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.08%,
11/15/42
(a)
..................... 1,244 1,245,964

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-JDI, Class E, (1-mo. CME Term
SOFR at 3.40% Floor + 3.40%), 7.08%,
11/15/42
(a)
..................... USD 1,090 $ 1,094,066
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%, 12/09/41 245 233,350
Series 2019-OC11, Class E, 3.94%,
12/09/41
(a)
..................... 71 65,804
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
4.60%, 02/15/36
(a)
................ 705 704,559
Series 2022-IND, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
04/15/37
(a)
..................... 65 65,504
Series 2022-VAMF, Class F, (1-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 6.98%,
01/15/39
(a)
..................... 450 448,363
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 5.32%, 02/15/41
(a)
.... 735 735,000
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.12%, 04/15/41
(a)
................ 1,803 1,805,281
Series 2024-CNYN, Class E, (1-mo. CME
Term SOFR at 3.69% Floor + 3.69%),
7.37%, 04/15/41
(a)
................ 213 213,420
Series 2024-PAT, Class B, (1-mo. CME Term
SOFR at 3.04% Floor + 3.04%), 6.72%,
03/15/41
(a)
..................... 315 314,902
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.12%,
03/15/41
(a)
..................... 438 439,540
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 9.07%,
03/15/41
(a)
..................... 146 146,913
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
06/15/41
(a)
..................... 809 810,011
Series 2024-VLT4, Class F, (1-mo. CME Term
SOFR at 3.94% Floor + 3.94%), 7.62%,
06/15/41
(a)
..................... 190 190,215
Series 2025-LIFE, Class A, 5.88%, 06/13/47
(a)
1,000 1,025,381
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
10/15/42
(a)
..................... 544 545,845
Series 2025-ROIC, Class E, (1-mo. CME Term
SOFR at 2.94% Floor + 2.94%), 6.62%,
03/15/30
(a)
..................... 238 237,334
Series 2025-TAIL, Class E, (1-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 6.98%,
06/15/35
(a)
..................... 142 142,037
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
03/15/42
(a)
..................... 1,565 1,566,956
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
12/15/44
(a)
..................... 3,000 3,014,043
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(a) (b)
...................... 540 446,671
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 5.56%,
07/15/41
(a) (b)
...................... 340 340,637
CFCRE Commercial Mortgage Trust, Series
2016-C7, Class A3, 3.84%, 12/10/54 ...... 600 596,335
CFK Trust
(b)
Series 2019-FAX, Class D, 4.64%, 01/15/39
(a)
672 648,298
Series 2020-MF2, Class B, 2.79%, 03/15/39 336 313,309
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CHI Commercial Mortgage Trust, Series 2025-
110W, Class D, 6.63%, 12/13/40
(a) (b)
...... USD 250 $ 253,306
CIP Commercial Mortgage Trust
(a)(b)
Series 2025-SBAY, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.08%,
10/15/37 ...................... 1,838 1,840,298
Series 2025-SBAY, Class E, (1-mo. CME Term
SOFR at 3.75% Floor + 3.75%), 7.43%,
10/15/37 ...................... 250 250,625
Citigroup Commercial Mortgage Trust, Series
2023-SMRT, Class A, 5.82%, 10/12/40
(a) (b)
.. 435 447,710
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class B, (1-mo. CME Term SOFR
at 3.34% Floor + 3.34%), 7.02%, 08/15/36
(a) (b)
115 114,683
Commercial Mortgage Trust
(b)
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(a)
..................... 1,130 1,147,299
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.52%, 06/15/41
(a)
................ 800 799,750
Series 2025-167G, Class A, 5.50%, 08/10/40 687 687,085
Series 2025-167G, Class E, 8.20%,
08/10/40
(a)
..................... 125 124,652
CONE Trust
(a)(b)
Series 2024-DFW1, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.32%, 08/15/41 ................. 840 840,000
Series 2024-DFW1, Class E, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
7.57%, 08/15/41 ................. 80 79,942
CRSO Trust, 7.12%, 07/10/28 ............ 427 443,628
CSTL Commercial Mortgage Trust
(a)(b)
Series 2024-GATE, Class A, 4.76%, 11/10/41 580 584,125
Series 2025-GATE2, Class D, 5.63%,
11/10/42 ...................... 1,100 1,102,908
Series 2026-GATE3, Class E, 1.00%,
02/10/43 ...................... 2,000 2,003,600
DBC Mortgage Trust, Series 2025-DBC, Class
A, (1-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.03%, 11/15/42
(a) (b)
........... 1,627 1,630,051
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.56%,
08/15/34
(a) (b)
...................... 320 320,000
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.42%, 04/15/37
(a) (b)
........... 605 604,811
DC Trust, Series 2024-HLTN, Class F, 10.31%,
04/13/40
(a) (b)
...................... 365 363,843
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.28%, 08/15/35
(a) (b)
................. 2,840 2,851,672
DK Trust
(a)(b)
Series 2024-SPBX, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.18%, 03/15/34 ................. 590 591,475
Series 2024-SPBX, Class E, (1-mo. CME
Term SOFR at 1.50% Floor + 4.00%),
7.68%, 03/15/34 ................. 439 441,158
Series 2025-LXP, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.27%,
08/15/37 ...................... 3,000 3,005,625
Durst Commercial Mortgage Trust, Series 2025-
151, Class A, 5.32%, 08/10/42
(a) (b)
........ 1,020 1,042,050
ELM Trust, Series 2024-ELM, Class E10, 8.05%,
06/10/39
(a) (b)
...................... 300 300,996

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
...................... USD 795 $ 811,782
Fontainebleau Miami Beach Mortgage Trust
(a)(b)
Series 2024-FBLU, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.13%,
12/15/39 ...................... 890 892,225
Series 2024-FBLU, Class G, (1-mo. CME
Term SOFR at 5.65% Floor + 5.65%),
9.33%, 12/15/39 ................. 300 303,975
GGP, Series 2026-TY, Class A, 1.00%,
03/05/43
(a) (b)
...................... 1,000 1,000,000
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 5.37%, 05/15/41 .. 395 396,605
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.22%, 03/15/39 ................. 114 114,320
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class B, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 6.47%,
03/15/28 ...................... 520 522,925
Series 2023-SHIP, Class E, 7.43%, 09/10/38 700 702,541
Series 2024-RVR, Class E, 7.72%, 08/10/41 420 418,946
Series 2025-800D, Class A, (1-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.33%,
11/25/41 ...................... 1,463 1,466,669
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.18%, 07/15/40
(a) (b)
................. 1,742 1,744,715
HIH Trust
(a)(b)
Series 2024-61P, Class A, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 5.52%,
10/15/41 ...................... 107 107,551
Series 2024-61P, Class D, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.32%,
10/15/41 ...................... 205 205,709
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 6.87%, 05/15/37
(a) (b)
. 500 502,187
Hilton USA Trust, Series 2025-NVIL, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.42%, 07/15/42
(a) (b)
........... 607 609,276
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 4.95%, 10/15/36
(a) (b)
........... 373 369,270
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a) (b)
........... 1,120 1,164,290
HTL Commercial Mortgage Trust
(a)(b)
Series 2024-T53, Class A, 5.88%, 05/10/39 . 180 182,309
Series 2024-T53, Class E, 10.26%, 05/10/39 365 376,561
Hudson Yards Mortgage Trust
(b)
Series 2019-30HY, Class A, 3.23%, 07/10/39 490 469,660
Series 2019-30HY, Class D, 3.44%,
07/10/39
(a)
..................... 208 194,228
Series 2025-SPRL, Class D, 6.34%,
01/13/40
(a)
..................... 425 443,413
INT Commercial Mortgage Trust, Series
2025-PLAZA, Class B, 5.34%, 11/05/37
(a) (b)
. 451 449,385
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.42%, 11/15/41
(a) (b)
........... 600 595,125
IRV Trust, Series 2025-200P, Class A, 5.29%,
03/14/47
(a) (b)
...................... 1,190 1,222,468
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class A, 2.85%, 09/06/38 1,640 1,624,928
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-NINE, Class B, 2.85%, 09/06/38 USD 654 $ 646,332
Series 2022-OPO, Class D, 3.45%, 01/05/39 350 280,000
Series 2024-IGLG, Class A, 5.17%, 11/09/39 810 817,033
Series 2024-IGLG, Class D, 6.48%, 11/09/39 190 190,410
Series 2024-IGLG, Class E, 7.25%, 11/09/39 300 300,376
Series 2024-IGLG, Class F, 8.22%, 11/09/39 300 302,603
Series 2024-OMNI, Class A, 5.80%, 10/05/39 425 433,035
Series 2025-BHR5, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.37%, 03/15/40 ................. 134 133,975
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class A5, 3.69%, 03/15/50 . 100 98,966
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 6.87%, 06/15/39
(a) (b)
. 190 190,475
KRE Commercial Mortgage Trust, Series 2025-
AIP4, Class A, (1-mo. CME Term SOFR at
1.30% Floor + 1.30%), 4.98%, 03/15/42
(a) (b)
. 187 186,641
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.22%, 12/15/39
(a) (b)
. 1,109 1,108,776
KSL Trust
(a)(b)
  (1M Sofr FWD + 1.89%), 5.57%, 06/15/30 . 305 306,478
  (1M Sofr FWD + 4.09%), 7.77%, 06/15/30 . 184 184,619
LBA Trust
(a)(b)
Series 2024-7IND, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
10/15/41 ...................... 284 284,432
Series 2024-7IND, Class D, (1-mo. CME Term
SOFR at 2.64% Floor + 2.64%), 6.32%,
10/15/41 ...................... 302 302,586
LEX Mortgage Trust, Series 2024-BBG, Class A,
4.87%, 10/13/33
(a) (b)
................. 1,055 1,061,589
LQR Trust, Series 2025-CALI, Class E, (1-mo.
CME Term SOFR at 3.95% Floor + 3.95%),
7.63%, 01/15/43
(a)
.................. 250 249,997
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
6.37%, 08/15/40
(a) (b)
................. 128 129,431
MAC Trust, Series 2025-801B, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.38%, 10/15/40
(a) (b)
................. 1,000 1,003,736
MAD Commercial Mortgage Trust
(a)(b)
Series 2025-11MD, Class A, 4.91%, 10/15/42 350 352,113
Series 2025-11MD, Class E, 7.57%, 10/15/42 450 445,886
MAIN Trust
(a)(b)
Series 2026-OLAS, Class A, (1-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.45%, 01/15/41 ................. 692 692,000
Series 2026-OLAS, Class F, (1-mo. CME Term
SOFR at 5.25% Floor + 5.25%), 9.00%,
01/15/41 ...................... 700 699,999
MCR Mortgage Trust
(b)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 5.47%,
12/15/41
(a)
..................... 266 266,708
Series 2024-HTL, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.44%,
02/15/37
(a)
..................... 576 576,250
Series 2024-HTL, Class E, (1-mo. CME Term
SOFR at 4.65% Floor + 4.65%), 8.34%,
02/15/37
(a)
..................... 229 227,659
Series 2024-TWA, Class E, 8.73%, 06/12/39 115 116,471

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class A, (1-mo. CME
Term SOFR at 1.07% Floor + 1.07%), 4.75%,
12/15/34
(a) (b)
...................... USD 470 $ 469,446
MHP Commercial Mortgage Trust, Series 2025-
MHIL2, Class E, (1-mo. CME Term SOFR at
3.50% Floor + 3.50%), 7.18%, 09/15/40
(a) (b)
. 250 249,899
MIC Trust (The), Series 2023-MIC, Class A,
8.44%, 12/05/38
(a) (b)
................. 360 388,730
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
....................... 628 651,470
Morgan Stanley Capital I Trust
(b)
Series 2018-MP, Class A, 4.28%, 07/11/40
(a)
150 139,511
Series 2019-H6, Class D, 3.00%, 06/15/52 . 460 380,374
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.09%, 03/15/39
(a) (b)
. 1,633 1,633,000
NCMF Trust, Series 2025-MFS, Class E, 7.53%,
06/10/33
(a) (b)
...................... 675 685,794
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.07%, 10/15/40
(a) (b)
. 1,075 1,078,359
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.42%,
10/15/40 ...................... 1,350 1,360,475
Series 2025-28L, Class A, 4.67%, 11/05/38 . 314 315,536
Series 2025-300P, Class D, 6.16%, 07/13/42 500 507,397
Series 2025-3BP, Class A, (1-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.89%,
02/15/42 ...................... 1,199 1,199,750
NYC Trust
(a)(b)
Series 2024-3ELV, Class A, (1-mo. CME Term
SOFR at 1.99% Floor + 1.99%), 5.67%,
08/15/29 ...................... 295 296,164
Series 2025-77C, Class A, 4.79%, 01/10/36 . 970 973,516
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
................ 1,072 998,788
One Market Plaza Trust, Series 2017-1MKT,
Class D, 4.15%, 02/10/32
(b)
............ 415 386,104
One New York Plaza Trust
(a)(b)
Series 2020-1NYP, Class A, (1-mo. CME Term
SOFR at 0.95% Floor + 1.06%), 4.75%,
01/15/36 ...................... 185 179,450
Series 2020-1NYP, Class AJ, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.05%, 01/15/36 ................. 100 96,750
ONNI Commerical Mortgage Trust, Series 2024-
APT, Class A, 5.75%, 07/15/39
(a) (b)
....... 490 498,342
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.17%, 12/15/39
(a) (b)
................. 400 401,000
PENN Commercial Mortgage Trust
(a)(b)
Series 2025-P11, Class A, 5.34%, 08/10/42 . 328 337,326
Series 2025-P11, Class C, 6.51%, 08/10/42 . 250 263,206
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.57%, 06/15/39
(a) (b)
................. 380 380,119
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class NR, (1-mo. CME Term SOFR at
6.00% Floor + 6.11%), 9.80%, 07/15/38
(a) (b)
. 300 36,407
PRM5 Trust, Series 2025-PRM5, Class A, 4.62%,
03/10/33
(a) (b)
...................... 912 912,336
ROCK Trust, Series 2024-CNTR, Class E,
8.82%, 11/13/41
(b)
.................. 125 132,885
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
SCG Commercial Mortgage Trust, Series 2025-
DLFN, Class E, (1-mo. CME Term SOFR at
2.95% Floor + 2.95%), 6.63%, 03/15/35
(a) (b)
. USD 125 $ 124,688
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.42%, 04/15/41
(a) (b)
........... 500 500,000
SCG Trust, Series 2025-SNIP, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.18%, 09/15/42
(a) (b)
................. 1,000 1,004,188
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.12%, 04/15/42
(a) (b)
................. 492 494,811
SELF Commercial Mortgage Trust
(a)(b)
Series 2024-STRG, Class E, (1-mo. CME
Term SOFR at 4.19% Floor + 4.19%),
7.87%, 11/15/34 ................. 287 287,718
Series 2024-STRG, Class F, (1-mo. CME
Term SOFR at 5.19% Floor + 5.19%),
8.87%, 11/15/34 ................. 140 139,874
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.63%, 10/15/41
(a) (b)
................. 420 421,837
SLG Commercial Mortgage Trust, Series 2026-
PAT, Class A, 4.93%, 02/15/39
(a) (b)
........ 1,077 1,080,934
SMRT, Series 2022-MINI, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%), 4.68%,
01/15/39
(a) (b)
...................... 566 566,051
SREIT Trust, Series 2021-MFP, Class F, (1-mo.
CME Term SOFR at 2.63% Floor + 2.74%),
6.42%, 11/15/38
(a) (b)
................. 629 628,935
TYSN Mortgage Trust, Series 2023-CRNR, Class
A, 6.58%, 12/10/33
(a) (b)
............... 380 399,315
UNIV Trust
(a)(b)
Series 2025-APTS, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.33%, 11/15/42 ................. 1,454 1,455,809
Series 2025-APTS, Class B, (1-mo. CME
Term SOFR at 2.25% Floor + 2.25%),
5.93%, 11/15/42 ................. 400 400,500
VCC Trust, Series 2025-MC1, Class A1, 8.16%,
05/25/55
(b) (c)
...................... 548 545,036
VEGAS Trust
(b)
Series 2024-GCS, Class D, 6.22%, 07/10/36
(a)
259 262,069
Series 2024-TI, Class A, 5.52%, 11/10/39 .. 340 343,831
Velocity Commercial Capital Loan Trust
(b)
Series 2019-3, Class M4, 3.68%, 10/25/49
(a)
868 782,423
Series 2019-3, Class M6, 6.03%, 10/25/49
(a)
933 794,437
Series 2020-1, Class M4, 3.54%, 02/25/50
(a)
450 352,814
Series 2021-1, Class M6, 5.03%, 05/25/51
(a)
1,169 875,612
Series 2021-2, Class M5, 4.01%, 08/25/51
(a)
428 324,792
Series 2021-4, Class M5, 5.68%, 12/26/51
(a)
1,608 1,279,525
Series 2022-1, Class M4, 5.20%, 02/25/52
(a)
1,065 903,910
Series 2024-2, Class M5, 9.73%, 04/25/54
(a)
275 281,733
Series 2024-5, Class M4, 9.53%, 10/25/54
(a)
1,000 1,006,745
Series 2024-6, Class M4, 9.67%, 12/25/54
(a)
496 503,073
Series 2025-1, Class M3, 7.33%, 02/25/55
(a)
999 1,013,042
Series 2025-1, Class M4, 10.15%, 02/25/55
(a)
346 350,249
Series 2025-3, Class A, 5.87%, 06/25/55
(a)
.. 451 457,148
Series 2025-5, Class M2, 6.31%, 12/25/55
(a)
743 748,703
Series 2025-RTL1, Class A1, 6.80%,
03/25/30
(c)
..................... 1,000 1,013,411
VTR Commercial Mortgage Trust
(a)(b)
Series 2025-STEM, Class A, 5.20%, 10/13/39 892 893,183
Series 2025-STEM, Class D, 6.71%, 10/13/39 381 382,071
Wells Fargo Commercial Mortgage Trust
(b)
Series 2018-1745, Class A, 3.75%, 06/15/36
(a)
500 471,022

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-AUS, Class A, 4.06%, 08/17/36
(a)
USD 620 $ 609,812
Series 2024-1CHI, Class A, 5.48%, 07/15/35
(a)
216 217,797
Series 2024-BPRC, Class B, 6.22%, 07/15/43 200 205,563
Series 2024-BPRC, Class C, 6.43%, 07/15/43 200 201,406
Series 2024-BPRC, Class D, 7.08%, 07/15/43 200 201,037
WEST Trust, Series 2025-ROSE, Class A,
5.28%, 04/10/35
(a) (b)
................. 339 344,067
WHARF Commercial Mortgage Trust
(a)(b)
Series 2025-DC, Class A, 5.53%, 07/15/40 . 429 442,138
Series 2025-DC, Class E, 7.98%, 07/15/40 . 353 359,640
161,707,251
Interest Only Collateralized Mortgage Obligations — 0.1%
(a)
Alternative Loan Trust, Series 2006-45T1, Class
2A8, (1-mo. CME Term SOFR at 0.00% Floor
and 6.60% Cap + 6.49%), 2.81%, 02/25/37 . 750 127,823
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (1-mo. CME Term SOFR at 0.00%
Floor and 6.70% Cap + 6.59%), 2.91%,
05/25/37 ........................ 3,707 345,391
Wells Fargo Alternative Loan Trust, Series 2007-
PA1, Class A2, (1-mo. CME Term SOFR at
0.00% Floor and 6.68% Cap + 6.57%), 2.89%,
03/25/37 ........................ 1,109 128,244
601,458
Interest Only Commercial Mortgage-Backed Securities — 0.4%
(a)
BANK, Series 2017-BNK9, Class XA, 0.71%,
11/15/54 ......................... 2,794 29,367
BBCMS Mortgage Trust
Series 2020-C7, Class XA, 1.59%, 04/15/53 . 2,881 122,367
Series 2020-C7, Class XB, 0.97%, 04/15/53 . 1,000 37,614
Series 2023-C20, Class XA, 0.86%, 07/15/56 11,843 546,662
Benchmark Mortgage Trust
Series 2020-B17, Class XB, 0.50%, 03/15/53 15,395 261,142
Series 2023-V3, Class XA, 0.81%, 07/15/56 . 19,976 347,391
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(b)
.... 3,975 132,838
CSAIL Commercial Mortgage Trust, Series 2018-
C14, Class XA, 0.51%, 11/15/51 ......... 1,018 11,443
MIRA Trust, Series 2023-MILE, Class X, 0.02%,
06/10/38
(b)
....................... 28,000 58,761
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.44%, 10/15/52 ........ 3,015 129,838
Wells Fargo Commercial Mortgage Trust, Series
2017-C41, Class XA, 1.14%, 11/15/50 ..... 3,412 50,284
1,727,707
Total Non-Agency Mortgage-Backed Securities — 55 .6%
(Cost: $ 263,657,247 ) .............................. 262,276,967
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.6%
Federal Home Loan Mortgage Corp. , Series
5544 , Class HV , 5.00% , 05/25/36 ........ 210 213,704
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 2411 , Class FJ , (SOFR 30 day Average
at 0.35% Floor and 9.00% Cap + 0.46%),
4.17% , 12/15/29 ................. 1 940
Series 5458 , Class FB , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 4.85% , 10/25/54 ........... 823 828,673
Series 5471 , Class FM , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.10% , 11/25/54 ............ 1,148 1,161,103
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association
Series 2025-33 , Class DV , 5.50% , 04/25/36 . USD 692 $ 720,908
Series 2025-40 , Class EV , 5.00% , 06/25/36 . 219 225,177
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2018-32 , Class PS , (SOFR 30 day
Average at 0.00% Floor and 7.23% Cap +
7.10%), 2.79% , 05/25/48 ........... 128 109,069
Series 2024-48 , Class FC , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 4.80% , 07/25/54 ........... 840 845,226
Series 2025-2 , Class FG , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.15% , 02/25/55 ........... 297 301,026
Series 2025-35 , Class FJ , (SOFR 30 day
Average at 1.60% Floor and 6.50% Cap +
1.60%), 5.30% , 05/25/55 ........... 399 404,597
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2024-51 , Class TF , (SOFR 30 day
Average at 1.00% Floor and 7.00% Cap +
1.00%), 4.70% , 03/20/54 ........... 956 960,398
Series 2024-96 , Class FL , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 4.85% , 06/20/54 ........... 1,617 1,627,100
7,397,921
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28
(a) (b)
................. 288 270,808
Government National Mortgage Association ,
Series 2019-53 , Class V , 2.75% , 08/16/31 .. 124 120,045
390,853
Interest Only Collateralized Mortgage Obligations — 4.0%
Federal Home Loan Mortgage Corp.
Series 5052 , Class KI , 4.00% , 12/25/50 .... 824 167,425
Series 5119 , Class IC , 4.00% , 06/25/51 .... 3,395 686,178
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 . 378 44,794
Series 2020-27 , Class IJ , 4.50% , 05/25/50 .. 5,194 987,204
Series 2021-23 , Class CI , 3.50% , 07/25/46 . 478 85,703
Series 2021-41 , 3.50% , 07/25/51 ........ 571 102,359
Series 2024-7 , Class IA , 3.50% , 11/25/49 .. 18,860 2,371,208
Government National Mortgage Association
Series 2020-146 , 3.50% , 10/20/50 ....... 1,901 360,579
Series 2020-151 , Class MI , 2.50% , 10/20/50 3,659 525,741
Series 2021-58 , Class IY , 3.00% , 02/20/51 .. 14,805 2,522,461
Series 2021-64 , Class IH , 3.00% , 02/20/51 . 17,101 2,493,945
Series 2021-87 , Class NI , 3.00% , 05/20/51 . 2,388 402,775
Series 2021-97 , Class LI , 3.00% , 08/20/50 .. 17,649 2,997,304
Series 2021-104 , Class IH , 3.00% , 06/20/51 908 153,161
Series 2021-149 , Class KI , 3.00% , 08/20/51 . 78 13,145
Series 2021-193 , Class IA , 3.00% , 11/20/51 . 4,584 763,259
Series 2022-5 , Class LI , 3.50% , 01/20/52 .. 59 10,952
Series 2022-78 , Class D , 3.00% , 08/20/51 .. 514 87,296
Series 2022-88 , Class IA , 3.00% , 08/20/50 . 24,667 3,780,534
Government National Mortgage Association
Variable Rate Notes , Series 2024-6 , Class
ES , (SOFR 30 day Average at 0.00% Floor
and 6.05% Cap + 6.05%), 2.35% , 07/20/53
(a)
5,865 410,498
18,966,521

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares Securitized Income Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K110 , Class X1 , 1.64% , 04/25/30 ... USD 4,949 $ 279,244
Series KPLB2 , Class X , 0.26% , 06/25/33 ... 16,982 330,968
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.88% , 06/16/58 ....... 6,651 300,443
Series 2020-43 , 1.26% , 11/16/61 ........ 1,912 145,046
1,055,701
Mortgage-Backed Securities — 3.6%
Federal Home Loan Mortgage Corp.
3.00% , 03/01/43 - 12/01/46 ............ 150 139,133
3.50% , 12/01/41 - 01/01/48 ............ 843 802,908
4.00% , 08/01/40 - 12/01/45 ............ 248 243,428
4.50% , 08/01/39 - 09/01/48 ............ 350 350,446
5.00% , 05/01/35 - 02/01/42 ............ 439 450,945
5.50% , 02/01/35 - 06/01/41 ............ 239 248,447
6.00% , 11/01/36 - 11/01/39 ............ 9 9,639
Federal National Mortgage Association
3.50% , 11/01/46 ................... 233 223,144
4.00% , 01/01/41 ................... 20 19,263
6.00% , 07/01/39 ................... 174 179,643
Government National Mortgage Association
4.00% , 06/20/50 ................... 1,247 1,186,603
4.50% , 05/15/40 - 08/15/40 ............ 238 238,066
5.00% , 12/15/34 - 09/15/40 ............ 329 338,210
Uniform Mortgage-Backed Securities
2.50% , 02/25/56
(f)
.................. 510 432,823
3.00% , 03/01/43 - 08/01/50 ............ 483 444,614
3.50% , 01/01/42 - 06/01/52 ............ 5,608 5,211,345
3.50% , 02/25/56
(f)
.................. 233 215,486
4.00% , 01/01/36 - 05/01/52 ............ 4,091 3,974,066
4.50% , 11/01/39 - 07/01/48 ............ 1,239 1,241,535
5.00% , 05/01/35 - 06/01/39 ............ 599 607,323
5.50% , 05/01/34 - 03/01/40 ............ 348 359,043
6.00% , 12/01/32 - 09/01/40 ............ 226 237,489
6.50% , 09/01/36 - 05/01/40 ............ 59 62,809
17,216,408
Principal Only Collateralized Mortgage Obligations — 0.3%
Government National Mortgage
Association , Series 2023-130 , Class OD ,
0.00% , 09/20/53
(e)
.................. 1,394 1,234,567
Total U.S. Government Sponsored Agency Securities — 9 .8%
(Cost: $ 46,118,704 ) ............................... 46,261,971
Total Long-Term Investments — 93.6%
(Cost: $ 440,693,844 ) .............................. 441,810,697
Shares
Shares
Short-Term Securities
Money Market Funds — 2.7%
Dreyfus Treasury Securities Cash Management ,
3.57%
(g)
......................... 12,972,858 12,972,858
Total Money Market Funds — 2 .7%
(Cost: $ 12,972,858 ) ............................... 12,972,858
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 4.7%
U.S. Treasury Bills
(h)
3.56% , 02/03/26 ................... USD 9,000 $ 8,999,103
3.58% , 02/12/26 ................... 13,105 13,091,920
Total U.S. Treasury Obligations — 4 .7%
(Cost: $ 22,088,964 ) ............................... 22,091,023
Total Short-Term Securities — 7.4%
(Cost: $ 35,061,822 ) ............................... 35,063,881
Total Investments Before TBA Sale Commitments — 101 .0%
(Cost: $ 475,755,666 ) .............................. 476,874,578
TBA Sale Commitments
Mortgage-Backed Securities — ( 0 .1 ) %
Uniform Mortgage-Backed Securities ,
3.00% , 02/25/56
(f)
.................. (260) (230,409)
Total TBA Sale Commitments — ( 0 .1 ) %
(Proceeds: $ (231,195) ) ............................ (230,409)
Total Investments Net of TBA Sale Commitments — 100 .9%
(Cost: $ 475,524,471 ) .............................. 476,644,169
Liabilities in Excess of Other Assets — (0.9) % ............. (4,471,936)
Net Assets — 100.0% ...............................
$ 472,172,233

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares Securitized Income Active ETF

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Zero-coupon bond.
(f)
Represents or includes a TBA transaction.
(g)
Annualized 7-day yield as of period end.
(h)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares Securitized Income Active ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 4 03/20/26 $ 447 $ 375
U.S. Treasury 10-Year Ultra Note ............................................... 125 03/20/26 14,258 (15,625)
U.S. Treasury 2-Year Note .................................................... 357 03/31/26 74,423 71,200
U.S. Treasury 5-Year Note .................................................... 980 03/31/26 106,728 197,284
253,234
Short Contracts
U.S. Treasury Long Bond ..................................................... 3 03/20/26 344 1,594
U.S. Treasury Ultra Bond ..................................................... 2 03/20/26 234 2,125
3,719
$ 256,953
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.49% Annual 1-day SOFR Annual 08/11/27 USD 1,930 $ 2,817 $ (9,840) $ 12,657
3.40% Annual 1-day SOFR Annual 08/11/29 USD 3,700 15,078 (35,425) 50,503
3.43% Annual 1-day SOFR Annual 08/11/30 USD 6,410 37,281 (73,309) 110,590
3.44% Annual 1-day SOFR Annual 08/11/30 USD 1,660 9,153 (18,434) 27,587
3.36% Annual 1-day SOFR Annual 10/09/30 USD 2,500 20,302 (31,120) 51,422
$ 84,631 $ (168,128) $ 252,759
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .68%

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares Securitized Income Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 133,271,759 $ — $ 133,271,759
Non-Agency Mortgage-Backed Securities ........................ — 261,214,655 1,062,312 262,276,967
U.S. Government Sponsored Agency Securities .................... — 46,261,971 — 46,261,971
Short-Term Securities
Money Market Funds ...................................... 12,972,858 — — 12,972,858
U.S. Treasury Obligations ................................... — 22,091,023 — 22,091,023
Liabilities
Investments
TBA Sale Commitments .................................... — (230,409) — (230,409)
$ 12,972,858 $ 462,608,999 $ 1,062,312 $ 476,644,169
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 272,578 $ 252,759 $ — $ 525,337
Liabilities
Interest rate contracts ....................................... (15,625) — — (15,625)
$ 256,953 $ 252,759 $ — $ 509,712
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced